Prepaid charter revenue, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Deferred asset from varying charter rates	$ 0	$ 192
Prepaid charter revenue from time-charter attached	6,364	17,974	29,796
Prepaid charter revenue, total	$ 6,364	$ 18,166